Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Amounts of trade accounts receivable transferred and derecognized	R$ 4,100	R$ 3,500
Loss recognized on accounts receivable	R$ 56	R$ 73